Nov. 28, 2017
MFS Government Securities Portfolio
MFS Government Securities Portfolio
SUPPLEMENT TO THE PROSPECTUS The date of this supplement is November 28, 2017. For Certain MFS® Funds
Effective immediately, the following sentence is added to the first paragraph in the sub-section entitled "Principal Investment Strategies" under the main heading "Summary of Key Information" and to the first paragraph in the sub-section entitled "Principal Investment Strategies" under the main heading "Investment Objective, Strategies, and Risks":

MFS may also invest the fund's assets in other debt instruments.